Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Obligation to return securities received as collateral [Member]
Liabilities:
Transfers out of Level 1 into Level 2, Liabilities	[1]	¥ 106,197
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	[1]		¥ 7,420
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	[1]		13,762
Transfers out of Level 2 into Level 1, Assets	[1]	3,605
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	[1]	1,694,554
Investment Securities, Available-for-sale Securities [Member] | Marketable Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	[1]	9,528	19,011
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 9,705	¥ 13,252

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.